SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATES

Translation of amounts from HKD into USD has been made at the following exchange rates:

	September 30, 2024	September 30, 2023	September 30, 2022
Year-end $: HK$ exchange rate	7.7693	7.8308	7.8494
Year average $: HK$ exchange rate	7.8084	7.8317	7.8221

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Furniture and fixtures	4 years
Office equipment	4 years
Motor vehicle	5 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF MAJOR INTANGIBLE ASSETS	The estimated useful lives of major intangible assets are as follows:
Website	4 years
Patent	4 years

SCHEDULE OF DETAILS OF REVENUE AND COST OF REVENUE

The details of revenue and cost of revenue of the Company is as follows:

	For the year ended September 30,
	2024	2023	2022
Revenue	2,698,229	2,807,909	3,396,000
Cost of Revenue	(2,283,233)	(2,177,443)	(2,057,252)
Gross Profit	$414,996	$630,466	$1,338,748
Gross Profit Margin	15.4%	22.5%	39.4%